Related party transactions	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Related party transactions
14.	Related party transactions:

(a)	Related party leasing transactions and balances:

During the three months ended July 31, 2012 the Company engaged in leasing transactions with VIEs related to the Company’s ultimate parent (note 2).

(b)	Balances with Ultimate Parent:

At July 31, 2012, $2.0 million in payables and accruals is due to and $1.0 million in receivables is due from the Company’s ultimate parent.

24.	Related party transactions:

(a)	Related party leasing transactions and balances:

During the years ended April 30, 2012 and 2011, the Company engaged in leasing transactions with VIEs related to the Ultimate Parent Company (note 4).

(b)	Balances with Ultimate Parent:

At April 30, 2012, $2.0 million in payables and accruals is due to and $0.9 million in receivables is due from the Ultimate Parent.